Trade Receivables, Net - Schedule of Three-level Provision Matrix (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Three-level Provision Matrix [Line Items]
Trade Receivables, net	$ 1,199	$ 2,468
Expected Credit Loss [ECL]	$ 55	$ 16
Key customers IL [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate	0.10%	0.10%
Trade Receivables, net	$ 1,015	$ 2,062
Expected Credit Loss [ECL]	$ 1	$ 2
Other customers [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate	3.50%	3.50%
Trade Receivables, net	$ 184	$ 406
Expected Credit Loss [ECL]	$ 6	$ 14
Specific provision [Member]
Schedule of Three-level Provision Matrix [Line Items]
Default rate
Trade Receivables, net
Expected Credit Loss [ECL]	$ 48